Long-Term Debt and Contractual Commitments Long-Term Debt - Additional Information (Details) (USD $)	3 Months Ended	12 Months Ended							3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Long-term Debt [Member]	Dec. 31, 2010 Long-term Debt [Member]	Dec. 31, 2011 Federal Home Loan Bank Of Atlanta [Member]	Dec. 31, 2011 Debt Denominated in Foreign Currency [Member]	Dec. 31, 2010 Debt Denominated in Foreign Currency [Member]	Mar. 31, 2011 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Fixed Interest Rate Debt [Member] Parent Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2010 Federal Home Loan Bank Advances [Member]
Maturities of long-term debt, 2012	$ 2,400,000,000	$ 2,400,000,000
Maturities of long-term debt, 2013	136,000,000	136,000,000
Maturities of long-term debt, 2014	19,000,000	19,000,000
Maturities of long-term debt, 2015	799,000,000	799,000,000
Maturities of long-term debt, 2016	1,100,000,000	1,100,000,000
Maturities of long-term debt, thereafter	6,500,000,000	6,500,000,000
Tier 1 capital	14,490,000,000	14,490,000,000		18,156,000,000		1,900,000,000	2,400,000,000
Tier 2 capital						1,600,000,000	1,800,000,000
Available borrowing capacity								10,800,000,000
Debt Instrument, Increase, Additional Borrowings											1,000,000,000	750,000,000
Debt Instrument, Interest Rate, Stated Percentage			3.60%									3.50%	6.00%
Senior notes, due date	2036	2036	2016									2017	2042
Maturities of Senior Debt	2,100,000,000								1,100,000,000
Maturities of Subordinated Debt		852,000,000
Repuchase Junior Subordinated Debt														101,000,000	395,000,000
Long-term Debt	10,908,000,000 [1]	10,908,000,000 [1]		13,648,000,000	[1]				460,000,000	1,500,000,000						27,000,000
Other short-term borrowings	$ 8,983,000,000	$ 8,983,000,000		$ 2,690,000,000													$ 7,000,000,000	$ 0

[1]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764